Investments In Affiliated And Other Company	12 Months Ended
Dec. 31, 2011
Investments In Affiliated And Other Company [Abstract]
Investments In Affiliated And Other Company
NOTE 4	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANY

A.	Investments in affiliated company

Ecomtrade Ltd. ("Ecomtrade")

The Company holds 50% of the shares of Ecomtrade.

The balance of the Company's investment in Ecomtrade as of December 31, 2011 and 2010 was US$  207,000 and US$ 220,000, respectively.  As of December 31, 2011 and 2010, these balances included a loan in the amount of US$ 234,000 and US$ 246,000, respectively.

The loan is linked to the Israeli Consumer Price Index and bears interest.  The maturity date of the loan has not been determined.

B.	Investment in other company

Locationet Systems Ltd. ("Locationet")

On December 31, 2006, the Company and a former subsidiary held together 21.28% of the shares of Locationet (10.64% were held by each of the companies) and as the group had significant influence, the investment in Locationet was classified and accounted for as an investment in an affiliated company.  On December 31, 2007, the Company completed the sale of the subsidiary (see Note 12A1), as a result of which, the Company no longer has significant influence in Locationet and therefore the investment was classified among investments in other companies and accounted for at cost, as at that date.  See Note 1J.

Since January 1, 2008, the Company holds directly 10.64% of the shares of Locationet.

The balance of the Company's investment in Locationet as of December 31, 2011 and 2010 was US 80,000 and US$86,000 respectively.